UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Milbank Winthrop & Co. Inc.

Address:  654 Madison Avenue, Suite 1550
          New York, New York  10021


13F File Number: 28-04023

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Janice Bennett
Title:    Principal
Phone:    (212) 480-2500


Signature, Place and Date of Signing:

/s/ Janice Bennett               New York, New York              May 1, 2002
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           86

Form 13F Information Table Value Total: $143,524,470



List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                        FORM 13F INFORMATION TABLE


          (ITEM 1)           (ITEM 2)      (ITEM 3)    (ITEM 4)     (ITEM 5)        (ITEM 6)          (ITEM 7)        (ITEM 8)
                                                                              INVESTMENT DISCRETION
                                                      FAIR         SHARES OR                 SHARED/             VOTING AUTHORITY
                                           CUSIP      MARKET       PRINCIPAL  SOLE   SHARED   OTHER           SOLE   SHARED    NONE
NAME OF ISSUER            TITLE OF CLASS   NUMBER     VALUE        AMOUNT      (A)     (B)     (C)     MGR    (A)      (B)     (C)

ABBOTT LABS                   COMMON       002824100     333,116     6,333    X                                6,333    0      0
ABLE LABORATORIES INC         COMMON       00371N100       8,400    20,000    X                               20,000    0      0
ADVANCED VIRAL RESH C         COMMON       007928104       1,712    10,700    X                               10,700    0      0
AEGON N V - ORD AMER          COMMON       007924103     323,219    13,225    X                               13,225    0      0
AFLAC INC                     COMMON       001055102   3,294,235   111,669    X                              111,669    0      0
AMERICAN EXPRESS CO           COMMON       025816109   4,660,224   113,775    X                              113,775    0      0
AMERICAN INTL GROUP I         COMMON       026874107   2,972,457    41,204    X                               41,204    0      0
AOL TIME WARNER               COMMON       00184A105   3,469,455   146,700    X                              146,700    0      0
AT & T CORP.                  COMMON       001957109   1,145,708    72,975    X                               72,975    0      0
AT & T WIRELESS               COMMON       00209A106     210,164    23,482    X                               23,482    0      0
AUTOMATIC DATA PROCES         COMMON       053015103     221,426     3,800    X                                3,800    0      0
BANK NEW YORK INC             COMMON       064057102     443,647    10,558    X                               10,558    0      0
BAXTER INTL INC               COMMON       071813109     238,437     4,006    X                                4,006    0      0
BELLSOUTH CORP                COMMON       079860102   2,301,981    62,452    X                               62,452    0      0
BELO CORPORATION              COMMON       080555105   2,052,975    88,300    X                               88,300    0      0
BERKSHIRE HATHAWAY IN         COMMON       084670108     924,300        13    X                                   13    0      0
BP AMOCO ADS                  COMMON       055622104   2,375,057    44,728    X                               44,728    0      0
BRIGGS & STRATTON COR         COMMON       109043109     467,360    10,160    X                               10,160    0      0
BRISTOL MYERS SQUIBB          COMMON       110122108   3,200,896    79,054    X                               79,054    0      0
CARNIVAL CORP CL A            COMMON       143658102   3,395,600   104,000    X                              104,000    0      0
CATERPILLAR INC               COMMON       149123101     278,338     4,896    X                                4,896    0      0
CHEVRONTEXACO CORPORA         COMMON       166764100   1,219,548    13,510    X                               13,510    0      0
CHUBB CORP                    COMMON       171232101   3,876,493    53,030    X                               53,030    0      0
CISCO SYS INC                 COMMON       17275R102     236,885    13,992    X                               13,992    0      0
CITIGROUP INC.                COMMON       172967101   6,158,208   124,358    X                              124,358    0      0
COCA COLA CO                  COMMON       191216100   1,661,345    31,790    X                               31,790    0      0
DEERE & CO                    COMMON       244199105   1,188,855    26,100    X                               26,100    0      0
DISNEY WALT PRODTNS           COMMON       254687106     318,550    13,802    X                               13,802    0      0
DOVER CORP                    COMMON       260003108   3,456,300    84,300    X                               84,300    0      0
DU PONT E I DE NEMOUR         COMMON       263534109     298,978     6,341    X                                6,341    0      0
ELECTRONIC DATA SYSTE         COMMON       285661104     372,006     6,415    X                                6,415    0      0
EXXON MOBIL CORPORATI         COMMON       30231G102   9,963,129   227,313    X                              227,313    0      0
FEDERAL HOME LOAN MTG         COMMON       313400301   2,604,507    41,100    X                               41,100    0      0
FEDERAL NAT MORTGAGE          COMMON       313586109   2,068,892    25,900    X                               25,900    0      0
FORD MTR CO DEL COM P         COMMON       345370860   1,314,731    79,729    X                               79,729    0      0
GANNETT INC DEL               COMMON       364730101     220,690     2,900    X                                2,900    0      0
GEMSTAR TV GUIDE INTE         COMMON       36866W106     292,132    19,752    X                               19,752    0      0
GENERAL ELECTRIC COMP         COMMON       369604103   5,875,942   156,901    X                              156,901    0      0
GILLETTE CO                   COMMON       375766102     548,751    16,135    X                               16,135    0      0
INTEL CORP                    COMMON       458140100     849,929    27,949    X                               27,949    0      0
INTERNATIONAL BUSINES         COMMON       459200101     725,816     6,979    X                                6,979    0      0
INTERPUBLIC GROUP COS         COMMON       460690100   1,669,779    48,710    X                               48,710    0      0
JEFFERSON PILOT CORP          COMMON       475070108     300,480     6,000    X                                6,000    0      0
JOHNSON & JOHNSON             COMMON       478160104   3,007,185    46,300    X                               46,300    0      0
LEHMAN BROS HLDGS INC         COMMON       524908100     491,264     7,600    X                                7,600    0      0
LIBERTY MEDIA CORP SE         COMMON       530718105   1,980,486   156,684    X                              156,684    0      0
LOEWS CORP                    COMMON       540424108     255,995     4,370    X                                4,370    0      0
MCGRAW HILL INC               COMMON       580645109     262,285     3,843    X                                3,843    0      0
MEDIA GENERAL INC. CL         COMMON       584404107   5,200,650    81,900    X                               81,900    0      0
MELLON FINL CORP              COMMON       58551A108     468,097    12,130    X                               12,130    0      0
MEMBERWORKS INC               COMMON       586002107     913,751    48,270    X                               48,270    0      0
MERCK & CO                    COMMON       589331107   4,243,761    73,702    X                               73,702    0      0
MICROSOFT CORP                COMMON       594918104     494,542     8,200    X                                8,200    0      0
MINNESOTA MNG & MFG C         COMMON       604059105   1,423,249    12,375    X                               12,375    0      0
MOTOROLA INC                  COMMON       620076109     289,723    20,403    X                               20,403    0      0
NESTLE SA SPONSORED A         FOREIGN      641069406     266,832     4,800    X                                4,800    0      0
NORTHERN TRUST CORP           COMMON       665859104   1,926,766    32,054    X                               32,054    0      0
NUI HLDG CO                   COMMON       629431107     490,310    19,707    X                               19,707    0      0
ORACLE CORP                   COMMON       68389X105     828,518    64,728    X                               64,728    0      0
PEPSICO INC                   COMMON       713448108     415,090     8,060    X                                8,060    0      0
PFIZER INC                    COMMON       717081103   2,177,951    54,805    X                               54,805    0      0
PHARMACIA CORP                COMMON       71713U102     351,083     7,788    X                                7,788    0      0
PHILIP MORRIS COS INS         COMMON       718154107     552,561    10,491    X                               10,491    0      0
POTASH CORP SASK INC          COMMON       73755L107   3,589,300    55,000    X                               55,000    0      0
PROCTER & GAMBLE CO           COMMON       742718109   3,883,690    43,109    X                               43,109    0      0
PROVIDIAN FINL CORP           COMMON       74406A102     149,490    19,800    X                               19,800    0      0
QUALCOMM INC                  COMMON       747525103     437,377    11,620    X                               11,620    0      0
READERS DIGEST ASSN I         COMMON       755267101   2,494,233   111,300    X                              111,300    0      0
REGIS CORP MINN               COMMON       758932107   7,606,310   270,880    X                              270,880    0      0
ROYAL DUTCH PETRO-NY          COMMON       780257804   2,524,359    46,472    X                               46,472    0      0
SAFEWAY INC EW                COMMON       786514208     211,414     4,696    X                                4,696    0      0
SBC COMMUNICATIONS, I         COMMON       78387G103     272,938     7,290    X                                7,290    0      0
SCHLUMBERGER                  COMMON       806857108   1,511,556    25,698    X                               25,698    0      0
SIGMA ALDRICH CORP            COMMON       826552101   3,691,056    78,600    X                               78,600    0      0
TEXAS INSTRUMENTS INC         COMMON       882508104     566,010    17,100    X                               17,100    0      0
TYCO INTL LTD NEW             COMMON       902124106   2,387,608    73,874    X                               73,874    0      0
U S BANCORP                   COMMON       902973304     621,871    27,553    X                               27,553    0      0
VERIZON COMMUNICATION         COMMON       92343V104     254,656     5,524    X                                5,524    0      0
VIACOM INC CL B               COMMON       925524308   5,011,519   103,608    X                              103,608    0      0
VODAFONE GROUP PLC            COMMON       92857W100     721,866    39,168    X                               39,168    0      0
WACHOVIA GROUP                COMMON       929903102     551,120    14,863    X                               14,863    0      0
WELLS FARGO NEW               COMMON       949746101   1,263,356    25,574    X                               25,574    0      0
WILMINGTON TR CORP            COMMON       971807102   1,810,639    26,900    X                               26,900    0      0
WORLD ACCESS INC              COMMON       98141A101          26    26,105    X                               26,105    0      0
WYETH                         COMMON       983024100     255,378     3,890    X                                3,890    0      0
ZEMEX CDA CORP                COMMON       988910105     127,946    18,733    X                               18,733    0      0

TOTAL                                                143,524,470






00146.0001 #321298